Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

VOYA MAP PLUS NPSM

Supplement Dated November 10, 2022 to the Contract Prospectus,

Updating Summary Prospectus and Initial Summary Prospectus,

each dated May 1, 2022, as amended

This supplement to the updating summary prospectus and initial summary prospectus (“summary prospectuses”) and variable annuity contract prospectus (“contract prospectus”) updates and amends certain information contained in them. Please read this supplement carefully and keep it with your contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the summary prospectuses and contract prospectus.

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NOTICE OF AND IMPORTANT INFORMATION ABOUT THE
PAX SUSTAINABLE ALLOCATION FUND

Effective on or about December 31, 2022, the Pax Sustainable Allocation Fund will change its name to Impax Sustainable Allocation Fund. Accordingly, all references to “Pax Sustainable Allocation Fund” appearing in the contract prospectus and summary prospectuses are hereby deleted and replaced with “Impax Sustainable Allocation Fund.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current summary prospectuses, contract prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.109860-22A	November 2022